RELATED PARTY TRANSACTIONS (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Related Party Transactions Details Narrative
Related party payables	49.00%
Borrowed from shareholder		$ 80,000